Treasury Risk Management - Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Preference shares		€ (92)
Bank loans and overdrafts	€ (1,005)	(1,156)
Bonds and other loans	(25,718)	(17,953)
Finance lease creditors	(206)	(220)
Other financial liabilities	(177)
Trade payables, accruals and other liabilities	(13,076)	(13,476)
Deferred consideration	(616)	(789)
Total non-derivative financial liabilities	(40,798)	(33,686)
Derivative financial liabilities	(364)	(343)
Derivative & Non-derivative financial liabilities	(41,162)	(34,029)
Interest rate derivatives [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts	3,325	476
Derivative contracts - payments	(3,347)	(499)
Foreign exchange derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts	24,935	9,263
Derivative contracts - payments	(25,258)	(9,580)
Commodity Derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - payments	(19)	(3)
Net Carrying Amount [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Preference shares		(68)
Bank loans and overdrafts	(992)	(1,146)
Bonds and other loans	(22,709)	(15,053)
Finance lease creditors	(131)	(143)
Other financial liabilities	(177)
Trade payables, accruals and other liabilities	(13,076)	(13,476)
Deferred consideration	(511)	(594)
Total non-derivative financial liabilities	(37,596)	(30,480)
Derivative financial liabilities	(534)	(331)
Derivative & Non-derivative financial liabilities	(38,130)	(30,811)
Within 1 year [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Preference shares		(4)
Bank loans and overdrafts	(522)	(909)
Bonds and other loans	(7,558)	(4,700)
Finance lease creditors	(20)	(24)
Other financial liabilities	(177)
Trade payables, accruals and other liabilities	(12,861)	(13,252)
Deferred consideration	(26)	(151)
Total non-derivative financial liabilities	(21,164)	(19,040)
Derivative financial liabilities	(312)	(334)
Derivative & Non-derivative financial liabilities	(21,476)	(19,374)
Within 1 year [Member] | Interest rate derivatives [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts	349	56
Derivative contracts - payments	(319)	(70)
Within 1 year [Member] | Foreign exchange derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts	24,935	9,263
Derivative contracts - payments	(25,258)	(9,580)
Within 1 year [Member] | Commodity Derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - payments	(19)	(3)
Due between 1 and 2 years [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Preference shares		(4)
Bank loans and overdrafts	(221)	(4)
Bonds and other loans	(1,577)	(1,335)
Finance lease creditors	(18)	(18)
Trade payables, accruals and other liabilities	(215)	(224)
Deferred consideration	(36)	(114)
Total non-derivative financial liabilities	(2,067)	(1,699)
Derivative financial liabilities	45	(9)
Derivative & Non-derivative financial liabilities	(2,022)	(1,708)
Due between 1 and 2 years [Member] | Interest rate derivatives [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts	64	420
Derivative contracts - payments	(19)	(429)
Due between 2 and 3 years [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Preference shares		(4)
Bank loans and overdrafts	(1)	(243)
Bonds and other loans	(2,546)	(1,669)
Finance lease creditors	(17)	(18)
Deferred consideration	(27)	(24)
Total non-derivative financial liabilities	(2,591)	(1,958)
Derivative financial liabilities	(26)
Derivative & Non-derivative financial liabilities	(2,617)	(1,958)
Due between 2 and 3 years [Member] | Interest rate derivatives [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts	727
Derivative contracts - payments	(753)
Due between 3 and 4 years [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Preference shares		(4)
Bank loans and overdrafts	(1)
Bonds and other loans	(2,026)	(1,882)
Finance lease creditors	(16)	(17)
Deferred consideration	(515)
Total non-derivative financial liabilities	(2,558)	(1,903)
Derivative financial liabilities	32
Derivative & Non-derivative financial liabilities	(2,526)	(1,903)
Due between 3 and 4 years [Member] | Interest rate derivatives [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts	51
Derivative contracts - payments	(19)
Due between 4 and 5 years [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Preference shares		(4)
Bank loans and overdrafts	(260)
Bonds and other loans	(2,058)	(1,634)
Finance lease creditors	(17)	(16)
Deferred consideration	(3)	(490)
Total non-derivative financial liabilities	(2,338)	(2,144)
Derivative financial liabilities	(43)
Derivative & Non-derivative financial liabilities	(2,381)	(2,144)
Due between 4 and 5 years [Member] | Interest rate derivatives [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts	754
Derivative contracts - payments	(797)
Later than 5 years [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Preference shares		(72)
Bonds and other loans	(9,953)	(6,733)
Finance lease creditors	(118)	(127)
Deferred consideration	(9)	(10)
Total non-derivative financial liabilities	(10,080)	(6,942)
Derivative financial liabilities	(60)
Derivative & Non-derivative financial liabilities	(10,140)	€ (6,942)
Later than 5 years [Member] | Interest rate derivatives [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts	1,380
Derivative contracts - payments	€ (1,440)